Financial assets	3 Months Ended
Mar. 31, 2024
Financial assets [Abstract]
Financial assets

Note 9. - Financial assets
The detail of non-current and current financial assets as of March 31, 2024, and December 31, 2023, is as follows:

	Balance as of March 31, 2024	Balance as of December 31, 2023
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	11,719	11,719
Derivative assets (Note 10)	69,845	56,707
Other receivable accounts at amortized cost	68,488	68,156
Total non-current financial assets	150,052	136,582
Contracted concessional financial assets	180,596	177,407
Derivative assets (Note 10)	5,297	4,989
Other receivable accounts at amortized cost	4,593	6,490
Total current financial assets	190,486	188,886

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under construction.